Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,260,604.58
Total Fee Amount	726.49
Total Offset Amount	0.00
Net Fee	$ 726.49
Offering Table N/A
Offset Table N/A	N/A